Debt (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]

Notes Payable Table 1:

	September 30, 2021	December 31, 2020
Total notes payable	$460,406	$1,656,772
Less: Discount	-	(756,795)
Notes payable - net of discount	$460,406	$899,977

Current Portion, net of discount	$460,406	$899,977
Long-term portion, net of discount	$-	$-

Notes Payable Table 2:

	December 31, 2020	December 31, 2019
Total notes payable	$1,656,772	$846,166
Less: Discount	(756,795)	(646,888)
Notes payable - net of discount	$899,977	$199,278

Current Portion, net of discount	$899,977	$199,278
Long-term portion, net of discount	$-	$-

Convertible Debt [Table Text Block]
					Interest	Amortization
					Expense	of Discount	Discount
	Principal Balance		Accrued Interest		Year Ended	Year Ended	Balance
	12/31/2020	12/31/2019	12/31/2020	12/31/2019	12/31/2020	12/31/2020	12/31/2020
Series C Convertible Debenture	$110,833	$110,833	$68,823	$57,709	$11,114	$-	$-

Series D Convertible Debenture	11,333	11,333	8,390	7,026	1,364	-	-

Convertible Note A	41,000	41,000	12,035	7,101	4,934	-	-

Power Up Note 11	-	45,000	-	1,805	875	34,498	-

Power Up Note 12	-	53,000	-	1,499	1,813	46,014	-

Power Up Note 13	-	73,000	-	1,488	3,240	66,554	-

Eagle Equity Note 1	-	256,000	-	3,367	15,660	248,216	-

Eagle Equity Note 2	-	256,000	-	1,010	21,813	247,605	-

Eagle Equity Note 3	-	-	-	-	24,608	256,000	-

Eagle Equity Note 4(a)	84,000	-	8,132	-	12,332	93,097	35,903

Eagle Equity Note 5(b)	100,000	-	8,779	-	8,779	44,747	55,253

Eagle Equity Note 6(c)	200,200	-	12,112	-	12,112	51,473	148,727

Eagle Equity Note 7(d)	200,200	-	8,754	-	8,754	20,161	180,039

Eagle Equity Note 8(e)	114,400	-	3,498	-	3,498	1,380	113,020

Eagle Equity Note 9(f)	114.400		2,369		2,369	6,053	90,779

Eagle Equity Note 10(g)	220.000		1,591		1,591	5,087	133,074

PPP Loan	460,406	-	3,039	-	3,037	-	-

Other	-	-	-	1,865	3,269	8,000	-

Total	$1,656,772	$846,166	$137,522	$82,870	$141,162	$1,128,885	$756,795